Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	143	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	143	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 143 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 16th day of April 2014.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 16th day of April 2014.

Randall C. Barnes
Trustee

Donald A. Chubb, Jr.
Trustee

Jerry B. Farley
Trustee

Roman Friedrich III
Trustee

Robert B. Karn III
Trustee

Ronald A. Nyberg
Trustee

Maynard F. Oliverius
Trustee

Ronald E. Toupin, Jr.
Trustee
GUGGENHEIM FUNDS TRUST
By:	AMY J. LEE
Amy J. Lee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer and Treasurer
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President, Chief Executive Officer and Trustee

EXHIBIT LIST

Exhibit Number                                                                Exhibit:

EX-101.INS                                             XBRL Instance Document
EX-101.SCH                                           XBRL Taxonomy Extension Schema Document
EX-101.CAL                                           XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                                           XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                                           XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                                           XBRL Taxonomy Extension Presentation Linkbase